S000029838 [Member] Investment Strategy - AB Taxable Multi-Sector Income Shares	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities. The Fund may invest in a broad range of securities in both developed and emerging markets. The Fund may invest across all fixed-income sectors, including corporate and U.S. and non‑U.S. Government securities. The Fund may invest up to 50% of its assets in below investment grade bonds (“junk bonds”). The Fund expects to invest in readily marketable fixed-income securities with a range of maturities from short- to long-term.
The Fund may invest without limit in U.S. Dollar-denominated foreign fixed-income securities and may invest up to 50% of its assets in non‑U.S. Dollar‑denominated foreign fixed-income securities. These investments may include, in each case, developed and emerging market debt securities.
The Adviser selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund’s other holdings.
The Fund may also invest in mortgage-related and other asset-backed securities, loan participations, inflation-indexed securities, structured securities, variable, floating, and inverse floating-rate instruments and preferred stock, and may use other investment techniques. The Fund may use leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements, forward contracts, and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures contracts, forwards, or swap agreements.
Currencies can have a dramatic effect on returns of non‑U.S. Dollar‑denominated fixed-income securities, significantly adding to returns in some years and greatly diminishing them in others. The Adviser evaluates currency and fixed-income positions separately and may seek to hedge the currency exposure resulting from the Fund’s fixed-income securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures contracts, options on futures contracts, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.